Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Apr. 11, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	May 01, 2013
Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio Class I-2
Risk/Return:
Trading Symbol	ALVOX
Alger Large Cap Growth Portfolio | Alger Large Cap Growth Portfolio | Alger Large Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AAGOX
Alger Mid Cap Growth Portfolio | Alger Mid Cap Growth Portfolio | Alger Mid Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AMGOX
Alger SMid Cap Growth Portfolio | Alger SMid Cap Growth Portfolio | Alger SMid Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AAMOX
Alger Small Cap Growth Portfolio | Alger Small Cap Growth Portfolio | Alger Small Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AASOX
Alger Growth & Income Portfolio | Alger Growth & Income Portfolio | Alger Growth & Income Portfolio Class I-2
Risk/Return:
Trading Symbol	AIGOX
Alger Balanced Portfolio | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2
Risk/Return:
Trading Symbol	ABLOX